GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
18. GENERAL AND ADMINISTRATIVE EXPENSES
18.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2021	2020	2019
Salaries and benefits	$1,277	$1,361	$1,347
Office and miscellaneous	647	117	286
Management and consulting fees	451	406	461
Professional fees	402	380	470
Investor relations	227	166	171
Directors fees	182	171	162
Regulatory and compliance fees	170	139	143
Depreciation	140	116	43
Travel and promotion	70	46	110
	$3,566	$2,902	$3,193